Company Financial Information - Condensed Balance Sheet Parent Corporation (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investment in and advances to subsidiaries and associated companies:
Corporate-owned life insurance	$ 4,482	$ 4,360
Other assets	20,360	20,468
Total assets	374,310	358,990
Liabilities:
Long-term debt	19,864	18,530
Total liabilities	335,776	321,548
Shareholders’ equity	37,521	36,431
Total liabilities, temporary equity and permanent equity	374,310	358,990
Parent Company
Assets:
Cash and due from banks	6,959	4,182
Securities	34	112
Loans, net of allowance	19	13
Investment in and advances to subsidiaries and associated companies:
Investment in and advances to subsidiaries and associated companies	52,333	52,644
Corporate-owned life insurance	699	682
Other assets	2,486	3,024
Total assets	62,530	60,657
Liabilities:
Deferred compensation	500	489
Commercial paper	96	338
Affiliate borrowings	3,416	3,338
Other liabilities	2,193	2,647
Long-term debt	18,804	17,414
Total liabilities	25,009	24,226
Shareholders’ equity	37,521	36,431
Total liabilities, temporary equity and permanent equity	62,530	60,657
Parent Company | Bank Subsidiaries
Investment in and advances to subsidiaries and associated companies:
Investment in and advances to subsidiaries and associated companies	27,889	28,371
Parent Company | Nonbank Subsidiaries
Investment in and advances to subsidiaries and associated companies:
Investment in and advances to subsidiaries and associated companies	$ 24,444	$ 24,273